Right-of-Use Assets and Lease Liabilities – Operating Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Liabilities [Line Items]
Right of use assets, net	$ 789,713	$ 9,471	$ 8,525
Lease liability	789,713	9,471	8,525
Less: current portion	(274,369)	(9,471)	(8,525)
Lease liability, non-current	515,344
Office		9,471	$ 8,525
Office [Member]
Schedule of Operating Lease Liabilities [Line Items]
Right of use assets, net	701,732	9,471
Lease liability	701,732	9,471
Office Equipment [Member]
Schedule of Operating Lease Liabilities [Line Items]
Right of use assets, net	87,981
Lease liability	$ 87,981